DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Mar. 31, 2025
DISCONTINUED OPERATIONS
Schedule of Gain Resulting from the above-Mentioned Dispositions
For the year ended March 31, 2025
Consideration	$1,280

Cash and cash equivalents	86,954
Accounts receivable, net	11,297
Prepaid expenses and other current assets	830,120
Property, plant and equipment, net	11,974
Long-term investment	1,812,920
Other payables and accrued liabilities	(2,783,388)

Net assets of discontinued operations	(30,123)
Non-controlling interest of discontinued operations	$409,875
Foreign exchange gain or losses	(11,249)
Less: net assets of discontinued operations contributable to the Company	368,503
Loss on disposal of discontinued operations	$(367,223)

The assets and liabilities for discontinued operations comprised the following items as of March 31, 2024:

March 31, 2024
Current assets for discontinued operations
Cash and cash equivalents	$602,463
Accounts receivable, net	11,360
Prepaid expenses and other current assets	394,458
Total	$1,008,281

Non-current assets for discontinued operations
Property, plant and equipment, net	$12,596
Total	$12,596

Total assets	$1,020,877

Current liabilities for discontinued operations
Other payables and accrued liabilities	$114,306
Total	$114,306

Total liabilities	$114,306

Schedule of Operating Results from Discontinued Operations
	For the years ended March 31,
	2025	2024	2023
Major classes of line items constituting net loss of discontinued operations
Revenues	$-	$26,408,122	$98,152,825
Cost of revenues	(15)	(25,148,902)	(93,098,463)
Selling and marketing	(905,694)	(12,258,710)	(53,790,207)
General and administrative	(29,774)	(1,900,701)	(6,386,621)
Research and development	-	(190,575)	(1,397,118)
Goodwill impairment	-	-	(7,872,696)
Other expense that are not major	(76)	(190,421)	(57,880)
Loss from discontinued operations, before income tax	(935,559)	(13,281,187)	(64,450,160)
Income tax benefit (expense)	-	95,630	(3,457,080)
Loss from discontinued operations, net of income tax	(935,559)	(13,185,557)	(67,907,240)
(Loss) gain on disposal of discontinued operations	(367,223)	7,547,428	-
Net loss from discontinued operations, net of income tax	$(1,302,782)	$(5,638,129)	$(67,907,240)